Intangible Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	Intangible Assets
Intangible assets consist of licenses of intellectual property acquired by the Group through various agreements with third parties and are recorded at the value of the consideration transferred. Information regarding the cost and accumulated amortization of intangible assets is as follows:

Cost	Licenses $
Balance as of January 1, 2022	990
Additions	25
Impairment	(163)
Deconsolidation of subsidiary	(21)
Balance as of December 31, 2022	831
Additions	200
Impairment	(105)
Deconsolidation of subsidiaries	(19)
Balance as of December 31, 2023	906

Accumulated amortization	Licenses $
Balance as of January 1, 2022	(3)
Amortization	(1)
Deconsolidation of subsidiary	4
Balance as of December 31, 2022	—
Amortization	—
Deconsolidation of subsidiary	—
Balance as of December 31, 2023	—

Intangible assets, net	Licenses $
Balance as of December 31, 2022	831
Balance as of December 31, 2023	906
Substantially all the intangible asset licenses represent in-process-research-and-development assets since they are still being developed and not ready for their intended use. As such, these assets are not amortized but tested for impairment annually.
During the year ended December 31, 2023, the Group wrote off two of its research intangible assets for which research was ceased in the amount of $105.
During the year ended December 31, 2023, Vedanta , Inc. was deconsolidated and as such, $19 net in intangible assets were derecognized.
During the year ended December 31,2022, the Group wrote off one of its research intangible assets for which research was ceased in the amount of $163.
During the year ended December 31, 2022, Sonde Health, Inc. was deconsolidated and as such, $18 net intangible assets were derecognized.
The Group tested all intangible assets for impairment as of the balance sheet date and concluded that none of such assets were impaired.
The Group had negligible amortization expense for the years ended December 31, 2022 and 2021 and no amortization expense for the year ended December 31, 2023.